Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418